Cash generated from operating activities (Tables)	12 Months Ended
Dec. 31, 2017
Cash generated from operating activities
Schedule of cash generated from operating activities

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
Profit/(loss) for the year	34	(155)	(120)
Income tax (credit)/charge (Note 6)	(35)	60	43
Net finance expense (Note 5)	602	615	527
Depreciation and amortization (Notes 8, 9)	611	507	403
Exceptional operating items (Note 4)	128	131	81
Movement in working capital	64	120	90
Acquisition-related, IPO, start-up and other exceptional costs paid	(65)	(159)	(54)
Exceptional restructuring paid	(9)	(10)	(20)
Cash generated from operations	1,330	1,109	950